Guarantees and commitments (Details 2) In Billions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 CHF	Jun. 30, 2012 CHF	Jun. 30, 2012 USD ($)
Guarantees and commitments
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		6
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	0.6	0.6
2011 Partner Asset Facility transactions
Number of layers of the hedge			3
Number of years of transaction as per contract terms			4
Number of years of transaction as per contract terms, including possible contract extension			9
Approximate total notional amount of hedge of counterparty credit risk and credit spread			12
Notional amount of hedge of counterparty credit risk and credit spread - first layer			0.5
Notional amount of hedge of counterparty credit risk and credit spread - second layer			0.8
Notional amount of hedge of counterparty credit risk and credit spread - third layer			$ 11